INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets
Master lease agreements
$
Cost
Balance, December 31, 2016	-
Acquired through the acquisition of Evotech	1,982,354
Balance, December 31, 2017	1,982,354
Acquired through the acquisition of Mexmaken	428,000
Impairment	(428,000)
Balance, December 31, 2018	1,982,354

Accumulated amortization
Balance, December 31, 2016	-
Additions	59,471
Balance, December 31, 2017	59,471
Additions	89,707
Impairment	(10,413)
Balance, December 31, 2018	138,765

Net book value
December 31, 2017	1,922,883
December 31, 2018	1,843,589